Deferred tax	12 Months Ended
Jun. 30, 2020
Deferred tax
Deferred tax

15Deferred tax

for the year ended 30 June	Note	2020 Rm	2019 Rm
Reconciliation
Balance at beginning of year		19 023	21 812
Current year charge		(27 622)	(2 819)
per the income statement	13	(27 069)	(2 689)
per the statement of comprehensive income		(553)	(130)
Reclassification to held for sale		(880)	(6)
Foreign exchange differences recognised in income statement		142	22
Translation of foreign operations		(1 878)	14
Balance at end of year		(11 215)	19 023

Comprising
Deferred tax assets		(31 665)	(8 563)
Deferred tax liabilities		20 450	27 586

		(11 215)	19 023

Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The increase in deferred tax assets relates mainly to our US operations. We anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These US tax losses do not expire.

15Deferred tax continued

for the year ended 30 June	2020 Rm	2019 Rm
Attributable to the following tax jurisdictions
• South Africa	13 972	25 065
• United States of America	(22 865)	(4 998)
• Germany	(1 651)	(550)
• Mozambique	699	559
• Other	(1 370)	(1 053)
	(11 215)	19 023
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	(5 285)	2 003
Right of use assets	1 103	—
Short- and long-term provisions	(4 065)	(2 851)
Calculated tax losses	(18 768)	(7 329)
Financial liabilities	(2 238)	(577)
Other	(2 412)	191
	(31 665)	(8 563)
Net deferred tax liabilities:
Property, plant and equipment	26 719	33 342
Right of use assets	1 150	—
Current assets	(894)	(1 147)
Short- and long-term provisions	(3 371)	(4 061)
Calculated tax losses	(448)	(150)
Financial liabilities	(517)	59
Other	(2 189)	(457)
	20 450	27 586

Deferred tax assets have been recognised for the carry forward amount of unused tax losses relating to the group’s operations where, among other things, some taxation losses can be carried forward indefinitely and there is compelling evidence that it is probable that sufficient taxable profits will be available in the future to utilise all tax losses carried forward.

	2020	2019
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	100 301	48 444
Utilised against the deferred tax balance	(79 294)	(29 745)
Not recognised as a deferred tax asset(1)	21 007	18 699

Deferred tax assets not recognised on tax losses mainly relate to Sasol's exploration, where future taxable income is uncertain.
Calculated tax losses carried forward that have not been recognised:
Expiry between one and five years	1 201	712
Expiry thereafter	19 090	17 706
Indefinite life	716	281

	21 007	18 699

(1)Included are calculated tax losses of R18,5 billion (2019 — R15,5 billion) relating to Sasol Canada.

Areas of judgement:

Sasol companies are involved in tax litigation and tax disputes with various tax authorities in the normal course of business.

A detailed assessment is performed regularly on each matter and a provision is recognised where appropriate. Although the outcome of these claims and disputes cannot be predicted with certainty, Sasol believes that open engagement and transparency will enable appropriate resolution thereof.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be utilised. This includes the significant tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These losses do not expire. The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities.

Unremitted earnings at end of year that would be subject to foreign dividend withholding tax and after tax effect if remitted

Deferred tax liabilities are not recognised for the income tax effect that may arise on the remittance of unremitted earnings by foreign subsidiaries, joint operations and incorporated joint ventures. It is management’s intention that, where there is no double taxation relief, these earnings will be permanently re-invested in the group.

	2020	2019
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	27 750	17 664
Europe	19 943	10 808
Rest of Africa	2 807	2 675
Other	5 000	4 181

Tax effect if remitted	380	488
Europe	133	241
Rest of Africa	225	213
Other	22	34

Dividend withholding tax

Dividend withholding tax is payable at a rate of 20% on dividends distributed to shareholders. Dividends paid to companies and certain other institutions and certain individuals are not subject to this withholding tax. This tax is not attributable to the company paying the dividend but is collected by the company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend, the company includes the dividend withholding tax in its computation of the income tax expense.

for the year ended 30 June	2020 Rm	2019 Rm
Undistributed earnings at end of year subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	90 508	180 692
Maximum withholding tax payable by shareholders if distributed to individuals	18 102	36 138

15Deferred tax continued

Accounting policies:

The income tax charge is determined based on net income before tax for the year and includes deferred tax and dividend withholding tax.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses. No deferred tax is provided on temporary differences relating to:

•the initial recognition of goodwill;

•the initial recognition (other than in a business combination) of an asset or liability to the extent that neither accounting nor taxable profit is affected on acquisition; and

•investments in subsidiaries, associates and interests in joint arrangements to the extent that the temporary difference will probably not reverse in the foreseeable future and the control of the reversal of the temporary difference lies with the parent, investor, joint venturer or joint operator.

The provision for deferred tax is calculated using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.